SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require disclosure.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no additional events have occurred that require disclosure, other than those disclosed below.

On August 9, 2017, the Company approved a 1 for 40 reverse split of its issued and outstanding common stock. The common stock accounts and all share related balances have been applied retroactively for all periods presented.

On September 11, 2017, the Company amended the Articles of Incorporation to increase the authorized capital to 25,000,000 shares of common stock.

Subsequent to June 30, 2017, two Promissory Notes Receivable (refer to Note 3) totaling $400,000, were received by the Company. In addition, subsequent to June 30, 2017, two Promissory Notes Payable (refer to Note 4) amounting to $400,000, were settled by the Company.

On July 3, 2017, the Company entered into an agreement to purchase 85,475 of its own shares for the purchase price of $20,000, $0.20 per share.